Document and Entity Information	Jul. 25, 2025
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	CAEDRYN ACQUISITION CORPORATION I
Entity Central Index Key	0002072033
Amendment Flag	false